Revenue - Narrative (Details)	12 Months Ended
Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Number of types or revenue arrangements	2
Maximum
Disaggregation of Revenue [Line Items]
Term for contracts	10 years
Host Customer Arrangements
Disaggregation of Revenue [Line Items]
Period over the first years of the customer contract under which the incentives are in the form of annual performance- based payments	5 years
Estimated benefit period in revenue contract	10 years
Host Customer Arrangements | Minimum
Disaggregation of Revenue [Line Items]
Term for contracts	5 years
Partnership Arrangements
Disaggregation of Revenue [Line Items]
Transfers control of inventory period	1 year
Partnership Arrangements | Minimum
Disaggregation of Revenue [Line Items]
Term for contracts	10 years
Partnership Arrangements | Maximum
Disaggregation of Revenue [Line Items]
Term for contracts	20 years